Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Canadian statutory income tax rate	26.50%	28.30%	31.00%
Manufacturing and processing profits deduction	(0.70%)	(0.80%)	(0.60%)
Foreign rate differentials	(1.50%)	(2.00%)	(4.20%)
Losses not benefited	5.80%	11.40%	3.30%
Utilization of losses previously not benefited	(0.30%)	(10.20%)	(9.40%)
Earnings of equity accounted investees	(1.20%)	(1.60%)	(2.20%)
Investment tax credits	(2.30%)	(1.60%)	(1.30%)
Valuation allowance on deferred tax assets	(5.00%)	(6.50%)	(0.30%)
Re-measurement gains	(1.10%)	0.00%	0.00%
Other	(1.70%)	(0.40%)	(0.10%)
Effective income tax rate	18.50%	16.60%	16.20%